Pension and other post-retirement benefits (Components of net pension and other benefit expense) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value of plan [line items]
Defined benefit expense	$ 5,656	$ 5,350
Defined contribution pension expense	15,189	12,939
Employee benefit expense	383,300	348,016
Pension Plans [member]
Disclosure of fair value of plan [line items]
Current service cost	2,302	2,332
Net interest cost	1,710	1,406
Administration cost	3	4
Defined benefit expense	4,015	3,742
Defined contribution pension expense	15,189	12,939
Employee benefit expense	19,204	16,681
Amount of actuarial losses (gains) recognized in other comprehensive income
Actuarial gains	(19,517)	(2,899)
Return on plan assets excluding interest income	555	(172)
Total actuarial losses (gains) recognized in other comprehensive income	(18,962)	(3,071)
Other Benefit Plans [Member]
Disclosure of fair value of plan [line items]
Current service cost	915	956
Net interest cost	726	652
Administration cost	0	0
Defined benefit expense	1,641	1,608
Defined contribution pension expense	0	0
Employee benefit expense	1,641	1,608
Amount of actuarial losses (gains) recognized in other comprehensive income
Actuarial gains	(5,720)	(2,100)
Return on plan assets excluding interest income	0	0
Total actuarial losses (gains) recognized in other comprehensive income	$ (5,720)	$ (2,100)